Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Potentially dilutive instruments, share options (in shares)	900,000	800,000	620,000